Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 87.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Vermont Municipal Bond Bank, 5.00%, 12/1/28	$200	$ 216,268
		$ 216,268
Education — 6.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 0.486%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 986,880
Bethlehem Area School District Authority, PA, 0.538%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,277,299
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/26	150	162,089
5.00%, 9/1/27	100	109,451
Miami University, OH, 5.00%, 9/1/30(2)	500	574,715
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32	465	492,282
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	262,467
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	255,052
University of Florida, 4.00%, 7/1/31	1,000	1,078,660
Vermont State Colleges, 5.00%, 7/1/24	100	102,367
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	102,203
		$ 6,403,465
Electric Utilities — 1.0%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$ 178,745
Seattle, WA, Municipal Light and Power Revenue, 0.69%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	500	495,445
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	265,495
		$ 939,685
Escrowed/Prerefunded — 1.4%
Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	$500	$ 501,495
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Escrowed to Maturity, 5.00%, 10/1/22	150	152,046
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	200,598
Scotts Bluff County School District 0016, NE, (Gering Public Schools):
Prerefunded to 5/30/22, 5.00%, 12/1/25	120	120,342
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Scotts Bluff County School District 0016, NE, (Gering Public Schools): (continued)
Prerefunded to 5/30/22, 5.00%, 12/1/26	$115	$ 115,328
Prerefunded to 5/30/22, 5.00%, 12/1/27	170	170,484
		$ 1,260,293
General Obligations — 7.7%
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/32	$500	$ 536,455
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	125	128,590
Campton Township, IL:
5.00%, 12/15/22	200	203,998
5.00%, 12/15/23	105	109,096
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	750	800,167
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	53,334
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/31	100	104,492
4.00%, 6/1/32	150	156,388
Lakeland, FL:
5.00%, 10/1/22	100	101,464
5.00%, 10/1/24	50	52,971
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	254,587
New Jersey, 4.00%, 6/1/31	500	522,525
New York, NY:
5.00%, 8/1/30	1,000	1,141,290
(LOC: TD Bank, N.A.), 0.44%, 9/1/27(3)	500	500,000
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/29	500	575,210
5.00%, 10/1/30	750	870,030
Richland County School District No. 2, SC, 4.00%, 3/1/32	400	425,424
Wickliffe School District, OH, 5.00%, 12/1/27	490	543,072
		$ 7,079,093
Hospital — 15.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$ 1,095,550
Arizona Health Facilities Authority, (Banner Health), 0.69%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	2,000	2,000,680
Arizona Health Facilities Authority, (Phoenix Children's Hospital), 2.29%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	500	501,720

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (Vail Valley Medical Center):
4.00%, 1/15/25	$25	$ 25,868
5.00%, 1/15/23	25	25,554
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/32	175	175,550
5.00%, 6/15/24	250	259,518
5.00%, 6/15/25	275	289,360
5.00%, 6/15/26	360	383,393
5.00%, 6/15/27	310	333,312
5.00%, 6/15/32	475	522,562
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,109,580
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.84%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	2,000	2,013,140
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.01%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	915	918,806
New York City Health and Hospitals Corp., NY:
3.00%, 2/15/24	535	540,527
5.00%, 2/15/24	740	773,322
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network):
5.00%, 8/15/25	30	32,279
5.00%, 8/15/26	85	93,045
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
5.00%, 4/1/31	225	258,779
5.00%, 4/1/32	1,000	1,143,420
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/25	375	401,647
5.00%, 6/1/26	300	327,732
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	36,302
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	37,874
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	203,636
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	500	544,190
		$14,047,346
Security	Principal Amount (000's omitted)	Value
Housing — 4.6%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.85%, 1/1/28	$100	$ 89,415
0.95%, 7/1/28	285	253,462
1.05%, 1/1/29	225	198,662
1.15%, 7/1/29	250	219,220
1.30%, 1/1/30	200	174,274
(SPA: TD Bank, N.A.), 0.44%, 7/1/49(3)	1,500	1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	698,516
New York Mortgage Agency:
2.05%, 4/1/28	230	216,324
2.10%, 10/1/28	250	234,325
2.25%, 4/1/30	325	299,881
2.30%, 10/1/30	395	363,534
		$ 4,247,613
Insured - Education — 0.6%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$ 509,647
		$ 509,647
Insured - Escrowed / Prerefunded — 0.3%
Albertville, AL, (BAM), Prerefunded to 6/1/22, 4.00%, 6/1/28	$250	$ 250,555
		$ 250,555
Insured - General Obligations — 2.4%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$305	$ 306,644
Ludington Area School District, MI, (BAM), 5.00%, 11/1/31(2)	1,575	1,818,085
New Britain, CT:
(BAM), 5.00%, 3/1/25	50	53,212
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	30	30,759
		$ 2,208,700
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 191,612
		$ 191,612
Insured - Special Tax Revenue — 1.4%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,582

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/32	$420	$ 444,251
(AGM), 5.00%, 5/1/27	315	347,618
(AGM), 5.00%, 5/1/28	235	262,425
(AGM), 5.00%, 5/1/29	200	225,750
		$ 1,290,626
Insured - Transportation — 3.0%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/28	$1,000	$ 1,106,660
(AGM), 5.00%, 1/1/29	1,510	1,670,075
		$ 2,776,735
Insured - Water and Sewer — 1.5%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$ 25,124
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 1.50%, 10/1/28	75	66,742
(AGM), 2.00%, 10/1/30	75	67,696
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.09%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	1,000	1,000,920
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/29	180	193,127
		$ 1,353,609
Lease Revenue/Certificates of Participation — 3.9%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$ 122,976
4.00%, 12/1/25	255	266,108
4.00%, 12/1/26	225	236,887
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	234,792
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	169,273
Lake Houston Redevelopment Authority, TX:
5.00%, 9/1/27	175	188,505
5.00%, 9/1/28	225	244,071
5.00%, 9/1/29	225	245,603
5.00%, 9/1/30	235	258,082
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	313,290
Palm Beach County School Board, FL, 5.00%, 8/1/31	1,000	1,062,640
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	250,545
		$ 3,592,772
Security	Principal Amount (000's omitted)	Value
Other Revenue — 7.3%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.79%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$500	$ 497,160
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	330	356,961
5.00%, 12/1/28	545	587,979
5.00%, 12/1/29	600	646,248
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,530,360
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	301,774
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	2,400	2,250,000
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	303,897
West Virginia School Building Authority, Lottery Revenue:
5.00%, 7/1/24	100	105,422
5.00%, 7/1/25	100	107,562
		$ 6,687,363
Senior Living/Life Care — 5.1%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,302,273
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	63,311
5.00%, 11/15/25	60	64,327
5.00%, 11/15/29	830	875,551
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	103,392
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	51,422
Virginia Small Business Financing Authority, (LifeSpire of Virginia):
3.00%, 12/1/24	220	217,094
3.00%, 12/1/25	210	204,836
3.00%, 12/1/26	225	216,763
4.00%, 12/1/31	500	488,310
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/22	70	70,493
4.00%, 11/15/23	75	76,442
4.00%, 11/15/24	115	118,237
4.00%, 11/15/25	125	129,371
4.00%, 11/15/26	120	124,482

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home): (continued)
4.00%, 11/15/27	$120	$ 124,584
4.00%, 11/15/28	105	108,911
4.00%, 11/15/29	140	145,068
4.00%, 11/15/30	190	196,243
		$ 4,681,110
Special Tax Revenue — 0.8%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/24	$150	$ 155,187
5.00%, 5/1/25	500	523,770
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	102,296
		$ 781,253
Transportation — 17.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
0.74%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$2,000	$ 1,952,220
0.89%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	1,000	988,210
1.34%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	500	499,680
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	500	517,835
5.00%, 1/1/27	500	529,815
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	705,190
Hawaii, Highway Revenue:
5.00%, 1/1/28	500	561,650
5.00%, 1/1/30	250	283,090
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	268,875
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/32	500	578,780
Maine Turnpike Authority, 5.00%, 7/1/31	1,400	1,627,570
Metropolitan Transportation Authority, NY:
Series 2015F, 5.00%, 11/15/28	750	794,820
Green Bonds, 5.00%, 11/15/25	2,030	2,163,615
Green Bonds, 5.00%, 11/15/26	1,000	1,078,980
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/26	1,000	1,065,830
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	$1,000	$ 1,038,200
Triborough Bridge and Tunnel Authority, NY, 0.568%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(1)	979	977,554
		$15,631,914
Water and Sewer — 7.1%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 58,387
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	525,370
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	355,549
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	536,235
King County, WA, Sewer Revenue, 0.67%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,000	1,996,040
North Penn Water Authority, PA, 0.90%, (SIFMA + 0.46%), 11/1/23(1)	400	399,684
South Central Connecticut Regional Water Authority:
4.00%, 8/1/23(2)	1,000	1,022,020
5.00%, 8/1/26(2)	1,220	1,333,057
Western Riverside Water and Wastewater Financing Authority, CA, 4.00%, 9/1/25	300	312,975
		$ 6,539,317
Total Tax-Exempt Municipal Obligations (identified cost $83,965,553)		$80,688,976

Short-Term Investments — 13.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(4)	12,624,558	$12,624,558
Total Short-Term Investments (identified cost $12,624,558)		$12,624,558
Total Investments — 101.3% (identified cost $96,590,111)		$93,313,534
Other Assets, Less Liabilities — (1.3)%		$(1,203,879)
Net Assets — 100.0%		$92,109,655
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	When-issued security.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
At April 30, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
New York	12.6%
Others, representing less than 10% individually	75.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 5.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2022.
Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $12,624,558, which represents 13.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$9,633,863	$15,094,195	$(24,727,602)	$(457)	$1	$ —	$1,729	—
Liquidity Fund	—	12,717,814	(93,256)	—	—	12,624,558	459	12,624,558
Total				$(457)	$1	$12,624,558	$2,188
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$80,688,976	$ —	$80,688,976
Short-Term Investments	12,624,558	—	—	12,624,558
Total Investments	$12,624,558	$80,688,976	$ —	$93,313,534
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.